Accounts and audit exemptions	12 Months Ended
Dec. 31, 2023
Statement [line items]
Accounts and audit exemptions
38. Accounts and audit exemptions
The Pearson plc subsidiary companies listed below are exempt from the requirements of the Companies Act 2006 relating to the audit of individual financial statements by virtue of section 479A.

Company number

Aldwych Finance Limited	04720439

Education Development International plc	03914767

Faethm Limited	11842984

Longman Group (Overseas Holdings) Limited	00690236

Pearson Australia Finance Unlimited	05578463

Pearson Canada Finance Unlimited	05578491

Pearson Dollar Finance Limited	05111013

Pearson Dollar Finance Two Limited	06507766

Pearson Education Holdings Limited	00210859

Pearson Education Investments Limited	08444933

Pearson Education Limited	00872828

Pearson International Finance Limited	02496206

Pearson Loan Finance No. 3 Limited	05052661

Pearson Loan Finance No. 5 Limited	12017252

Company number

Pearson Loan Finance No. 6 Limited	12030662

Pearson Loan Finance Unlimited	05144467

Pearson Management Services Limited	00096263

Pearson Nominees Limited	00672908

Pearson Overseas Holdings Limited	00145205

Pearson Pension Nominees Limited	10809680

Pearson Pension Trustee Services Limited	10803853

Pearson Professional Assessments Limited	04904325

Pearson Strand Limited	08561316

Pearson Services Limited	01341060

Pearson Shared Services Limited	04623186

Pearson Strand Finance Limited	11091691

PVNT Limited	08038068

TQ Global Limited	07802458